EQ ADVISORS TRUSTSM

EQ/ClearBridge Large Cap Growth Portfolio

EQ/PIMCO Total Return Portfolio

SUPPLEMENT DATED MARCH 21, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the SAI at the Trust’s website at www.equitable-funds.com.

Effective March 21, 2022, the following changes are being made to the SAI:

All references to EQ/ClearBridge Large Cap Growth Portfolio are deleted and replaced with EQ/ClearBridge Large Cap Growth ESG Portfolio.

All references to EQ/PIMCO Total Return Portfolio are deleted and replaced with EQ/PIMCO Total Return ESG Portfolio.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company, LLC” is amended to include the following information:

Pacific Investment Management Company, LLC (“PIMCO” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed within
	each category as of December 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/PIMCO Total Return ESG Portfolio
Jelle Brons, CFA®	4	3,102(M)	21	7,396(M)	54	61,324(M)	0	—	2	1,218(M)	11	6,775(M)

Ownership of Shares of the Portfolio as of December 31, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/PIMCO Total Return ESG Portfolio
Jelle Brons, CFA®	X